Quarterly Holdings Report
for
Fidelity® Series Large Cap Value Index Fund
April 30, 2023
XS6-NPRT1-0623
1.967968.109
Common Stocks - 99.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.7%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	2,205,729	38,975,231
Frontier Communications Parent, Inc. (a)(b)	75,364	1,698,705
Lumen Technologies, Inc. (b)	316,139	749,249
Verizon Communications, Inc.	1,294,847	50,278,909
		91,702,094
Entertainment - 2.1%
Activision Blizzard, Inc.	239,239	18,591,263
AMC Entertainment Holdings, Inc. Class A (a)(b)	159,033	874,682
Electronic Arts, Inc.	78,915	10,044,301
Liberty Media Corp. Liberty Formula One:
Class A (a)	5,729	371,125
Series C (a)	54,848	3,959,477
Live Nation Entertainment, Inc. (a)(b)	23,995	1,626,381
Madison Square Garden Sports Corp.	2,854	572,227
Netflix, Inc. (a)	74,040	24,428,017
Playtika Holding Corp. (a)	2,366	23,660
Roku, Inc. Class A (a)(b)	26,867	1,510,194
Take-Two Interactive Software, Inc. (a)	8,748	1,087,289
The Walt Disney Co. (a)	523,723	53,681,608
Warner Bros Discovery, Inc.	193,147	2,628,731
		119,398,955
Interactive Media & Services - 3.2%
Alphabet, Inc.:
Class A (a)	240,909	25,859,172
Class C (a)	209,506	22,672,739
IAC, Inc. (a)	23,648	1,224,257
Match Group, Inc. (a)	5,404	199,408
Meta Platforms, Inc. Class A (a)	539,517	129,656,725
Pinterest, Inc. Class A (a)	144,227	3,317,221
TripAdvisor, Inc. (a)(b)	28,880	512,042
		183,441,564
Media - 1.4%
Altice U.S.A., Inc. Class A (a)	64,372	225,302
Cable One, Inc. (b)	685	519,511
Comcast Corp. Class A	1,288,717	53,314,222
DISH Network Corp. Class A (a)(b)	77,097	578,998
Fox Corp.:
Class A (b)	89,882	2,989,475
Class B	42,798	1,307,051
Interpublic Group of Companies, Inc.	119,414	4,266,662
Liberty Broadband Corp.:
Class A (a)	2,889	244,207
Class C (a)(b)	19,610	1,662,536
Liberty Media Corp. Liberty SiriusXM:
Series A (a)	16,668	468,371
Series C (a)	34,388	960,801
News Corp.:
Class A	116,927	2,059,084
Class B	36,375	645,656
Nexstar Broadcasting Group, Inc. Class A (b)	10,138	1,758,436
Omnicom Group, Inc.	61,699	5,588,078
Paramount Global:
Class A (b)	3,355	88,773
Class B (b)	176,865	4,126,260
Sirius XM Holdings, Inc. (b)	215,938	820,564
The New York Times Co. Class A (b)	49,971	1,986,347
		83,610,334
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	180,657	25,996,542
TOTAL COMMUNICATION SERVICES		504,149,489
CONSUMER DISCRETIONARY - 5.9%
Automobile Components - 0.2%
Aptiv PLC (a)	62,327	6,410,955
BorgWarner, Inc.	71,815	3,456,456
Gentex Corp. (b)	72,294	1,994,591
Lear Corp.	18,104	2,311,157
QuantumScape Corp. Class A (a)(b)	79,322	555,254
		14,728,413
Automobiles - 0.6%
Ford Motor Co. (b)	1,213,974	14,422,011
General Motors Co.	428,397	14,154,237
Harley-Davidson, Inc. (b)	41,390	1,535,569
Lucid Group, Inc. Class A (a)(b)	11,104	88,166
Rivian Automotive, Inc. (a)(b)	159,920	2,050,174
Thor Industries, Inc. (b)	15,883	1,255,075
		33,505,232
Broadline Retail - 0.2%
eBay, Inc.	145,391	6,750,504
Kohl's Corp. (b)	33,826	745,187
Macy's, Inc. (b)	82,916	1,354,847
Nordstrom, Inc. (b)	5,088	78,660
Ollie's Bargain Outlet Holdings, Inc. (a)	18,221	1,188,920
		10,118,118
Distributors - 0.2%
Genuine Parts Co.	39,269	6,609,365
LKQ Corp.	76,926	4,440,938
		11,050,303
Diversified Consumer Services - 0.1%
ADT, Inc. (b)	64,293	430,763
Bright Horizons Family Solutions, Inc. (a)(b)	12,704	967,028
Grand Canyon Education, Inc. (a)(b)	9,430	1,119,341
H&R Block, Inc. (b)	8,144	276,163
Mister Car Wash, Inc. (a)(b)	6,970	61,475
Service Corp. International	46,022	3,230,284
		6,085,054
Hotels, Restaurants & Leisure - 2.2%
ARAMARK Holdings Corp. (b)	72,367	2,511,135
Boyd Gaming Corp. (b)	23,492	1,630,345
Caesars Entertainment, Inc. (a)	19,824	897,829
Carnival Corp. (a)(b)	300,215	2,764,980
Darden Restaurants, Inc.	10,172	1,545,432
Domino's Pizza, Inc.	2,920	927,012
Doordash, Inc. (a)(b)	8,844	541,164
Hilton Worldwide Holdings, Inc.	22,377	3,222,736
Hyatt Hotels Corp. Class A (a)(b)	14,566	1,664,894
Las Vegas Sands Corp. (a)	63,828	4,075,418
Marriott Vacations Worldwide Corp. (b)	11,505	1,548,113
McDonald's Corp.	172,348	50,971,921
MGM Resorts International	97,443	4,377,140
Norwegian Cruise Line Holdings Ltd. (a)(b)	119,171	1,590,933
Penn Entertainment, Inc. (a)	47,533	1,416,008
Planet Fitness, Inc. (a)(b)	6,754	561,528
Royal Caribbean Cruises Ltd. (a)	67,787	4,435,303
Six Flags Entertainment Corp. (a)(b)	11,436	277,552
Starbucks Corp.	226,089	25,839,712
Travel+Leisure Co.	6,894	263,833
Vail Resorts, Inc.	670	161,148
Wyndham Hotels & Resorts, Inc.	8,172	557,494
Wynn Resorts Ltd. (a)	28,031	3,203,383
Yum! Brands, Inc.	76,818	10,799,074
		125,784,087
Household Durables - 0.6%
D.R. Horton, Inc.	46,226	5,076,539
Garmin Ltd.	47,445	4,657,676
Leggett & Platt, Inc. (b)	40,941	1,322,804
Lennar Corp.:
Class A	77,183	8,707,014
Class B (b)	4,553	445,374
Mohawk Industries, Inc. (a)	16,184	1,713,886
Newell Brands, Inc.	116,163	1,411,380
NVR, Inc. (a)	251	1,465,840
PulteGroup, Inc.	42,480	2,852,532
Tempur Sealy International, Inc.	51,169	1,917,302
Toll Brothers, Inc.	16,350	1,044,929
TopBuild Corp. (a)	1,531	345,210
Whirlpool Corp.	16,411	2,290,811
		33,251,297
Leisure Products - 0.1%
Brunswick Corp. (b)	18,362	1,556,914
Hasbro, Inc.	40,429	2,394,205
Mattel, Inc. (a)	56,030	1,008,540
Peloton Interactive, Inc. Class A (a)	94,834	842,126
Polaris, Inc. (b)	4,386	476,539
		6,278,324
Specialty Retail - 1.5%
Advance Auto Parts, Inc.	16,786	2,107,147
AutoNation, Inc. (a)	10,372	1,365,992
AutoZone, Inc. (a)	530	1,411,554
Bath & Body Works, Inc.	70,405	2,471,216
Best Buy Co., Inc.	41,798	3,114,787
Burlington Stores, Inc. (a)	1,259	242,748
CarMax, Inc. (a)(b)	42,949	3,007,718
Dick's Sporting Goods, Inc.	16,358	2,372,074
GameStop Corp. Class A (b)	82,606	1,593,470
Gap, Inc. (b)	59,851	574,570
Leslie's, Inc. (a)(b)	6,157	66,803
Lithia Motors, Inc. Class A (sub. vtg.) (b)	8,343	1,842,885
Lowe's Companies, Inc.	25,533	5,306,523
O'Reilly Automotive, Inc. (a)	11,300	10,365,603
Penske Automotive Group, Inc. (b)	7,935	1,099,632
Petco Health & Wellness Co., Inc. (a)(b)	24,754	246,550
RH (a)	3,502	893,465
Ross Stores, Inc.	60,447	6,451,508
The Home Depot, Inc.	131,862	39,629,805
Victoria's Secret & Co. (a)	7,112	220,543
Wayfair LLC Class A (a)(b)	8,857	308,489
Williams-Sonoma, Inc. (b)	4,260	515,630
		85,208,712
Textiles, Apparel & Luxury Goods - 0.2%
Capri Holdings Ltd. (a)	37,715	1,565,173
Carter's, Inc. (b)	11,477	800,750
Columbia Sportswear Co.	11,081	925,707
Deckers Outdoor Corp. (a)	948	454,414
Hanesbrands, Inc. (b)	107,239	561,932
PVH Corp. (b)	19,396	1,664,371
Ralph Lauren Corp. (b)	12,474	1,431,890
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	34,949	1,858,937
Tapestry, Inc.	62,861	2,565,357
Under Armour, Inc.:
Class A (sub. vtg.) (a)	60,954	540,662
Class C (non-vtg.) (a)(b)	55,037	442,497
VF Corp.	107,583	2,529,276
		15,340,966
TOTAL CONSUMER DISCRETIONARY		341,350,506
CONSUMER STAPLES - 7.7%
Beverages - 1.0%
Boston Beer Co., Inc. Class A (a)(b)	144	45,721
Brown-Forman Corp.:
Class A (b)	5,970	393,304
Class B (non-vtg.)	23,075	1,501,952
Constellation Brands, Inc. Class A (sub. vtg.)	46,646	10,703,858
Keurig Dr. Pepper, Inc.	263,996	8,632,669
Molson Coors Beverage Co. Class B	53,866	3,203,950
Monster Beverage Corp.	16,912	947,072
PepsiCo, Inc.	66,015	12,601,603
The Coca-Cola Co.	300,725	19,291,509
		57,321,638
Consumer Staples Distribution & Retail - 1.9%
Albertsons Companies, Inc.	71,704	1,498,614
BJ's Wholesale Club Holdings, Inc. (a)	15,214	1,161,893
Casey's General Stores, Inc.	11,405	2,609,692
Dollar Tree, Inc. (a)	44,340	6,815,501
Grocery Outlet Holding Corp. (a)(b)	25,133	748,461
Kroger Co.	201,837	9,815,333
Performance Food Group Co. (a)(b)	32,336	2,027,144
Target Corp.	64,058	10,105,150
U.S. Foods Holding Corp. (a)	62,098	2,384,563
Walgreens Boots Alliance, Inc.	220,847	7,784,857
Walmart, Inc.	437,896	66,109,159
		111,060,367
Food Products - 2.0%
Archer Daniels Midland Co.	168,361	13,145,627
Bunge Ltd.	42,570	3,984,552
Campbell Soup Co.	59,655	3,239,267
Conagra Brands, Inc.	144,871	5,499,303
Darling Ingredients, Inc. (a)(b)	45,838	2,730,570
Flowers Foods, Inc.	57,672	1,586,557
Freshpet, Inc. (a)(b)	6,168	425,407
General Mills, Inc.	181,596	16,094,853
Hormel Foods Corp.	88,229	3,567,981
Ingredion, Inc.	20,168	2,141,237
Kellogg Co.	35,467	2,474,533
McCormick & Co., Inc. (non-vtg.)	77,153	6,777,891
Mondelez International, Inc.	420,020	32,223,934
Pilgrim's Pride Corp. (a)	6,858	156,431
Post Holdings, Inc. (a)(b)	16,594	1,501,591
Seaboard Corp.	78	307,403
The Hershey Co.	5,975	1,631,534
The J.M. Smucker Co.	31,724	4,898,503
The Kraft Heinz Co.	215,136	8,448,391
Tyson Foods, Inc. Class A	85,626	5,350,769
		116,186,334
Household Products - 1.5%
Church & Dwight Co., Inc.	40,879	3,970,168
Colgate-Palmolive Co.	98,186	7,835,243
Kimberly-Clark Corp.	42,175	6,110,736
Procter & Gamble Co.	417,425	65,276,922
Reynolds Consumer Products, Inc. (b)	16,706	468,269
Spectrum Brands Holdings, Inc.	12,261	815,357
The Clorox Co.	6,486	1,074,211
		85,550,906
Personal Care Products - 0.0%
Coty, Inc. Class A (a)(b)	108,129	1,283,491
Tobacco - 1.3%
Altria Group, Inc.	552,305	26,240,011
Philip Morris International, Inc.	477,386	47,724,278
		73,964,289
TOTAL CONSUMER STAPLES		445,367,025
ENERGY - 8.0%
Energy Equipment & Services - 0.6%
Baker Hughes Co. Class A	289,878	8,476,033
Halliburton Co.	151,277	4,954,322
NOV, Inc.	120,438	2,017,337
Schlumberger Ltd.	435,098	21,472,086
		36,919,778
Oil, Gas & Consumable Fuels - 7.4%
Antero Midstream GP LP (b)	103,459	1,113,219
Antero Resources Corp. (a)(b)	30,456	700,183
APA Corp.	98,592	3,633,115
Cheniere Energy, Inc.	32,562	4,981,986
Chesapeake Energy Corp. (b)	37,267	3,081,236
Chevron Corp.	595,830	100,445,021
ConocoPhillips Co.	377,149	38,804,861
Coterra Energy, Inc. (b)	202,166	5,175,450
Devon Energy Corp.	102,309	5,466,370
Diamondback Energy, Inc.	23,640	3,361,608
DT Midstream, Inc. (b)	29,820	1,469,231
EOG Resources, Inc.	48,460	5,789,516
EQT Corp.	113,410	3,951,204
Exxon Mobil Corp.	1,269,584	150,242,571
Hess Corp.	18,808	2,728,288
HF Sinclair Corp. (b)	41,509	1,830,962
Kinder Morgan, Inc.	611,752	10,491,547
Marathon Oil Corp.	194,835	4,707,214
Marathon Petroleum Corp.	139,607	17,032,054
Occidental Petroleum Corp.	42,535	2,617,179
ONEOK, Inc.	121,363	7,938,354
Ovintiv, Inc. (b)	21,751	784,776
PDC Energy, Inc.	12,538	815,597
Phillips 66 Co.	143,483	14,204,817
Pioneer Natural Resources Co.	32,936	7,165,227
Range Resources Corp.	24,637	651,649
Southwestern Energy Co. (a)	314,550	1,632,515
The Williams Companies, Inc.	374,940	11,345,684
Valero Energy Corp.	118,458	13,583,579
Vitesse Energy, Inc. (b)	7,591	139,674
		425,884,687
TOTAL ENERGY		462,804,465
FINANCIALS - 20.3%
Banks - 6.4%
Bank of America Corp.	2,163,748	63,354,541
Bank of Hawaii Corp. (b)	12,030	582,613
Bank OZK (b)	34,405	1,228,947
BOK Financial Corp.	8,930	748,959
Citigroup, Inc.	596,340	28,069,724
Citizens Financial Group, Inc.	150,274	4,649,478
Columbia Banking Systems, Inc.	63,708	1,360,803
Comerica, Inc.	40,197	1,743,344
Commerce Bancshares, Inc.	34,982	1,953,745
Cullen/Frost Bankers, Inc.	17,948	1,978,767
East West Bancorp, Inc.	43,517	2,249,394
Fifth Third Bancorp	209,701	5,494,166
First Citizens Bancshares, Inc.	2,545	2,563,273
First Hawaiian, Inc.	39,299	751,004
First Horizon National Corp.	162,838	2,857,807
First Republic Bank (b)	57,022	200,147
FNB Corp., Pennsylvania	110,123	1,264,212
Huntington Bancshares, Inc.	441,686	4,946,883
JPMorgan Chase & Co.	898,603	124,222,879
KeyCorp	285,966	3,219,977
M&T Bank Corp.	52,914	6,656,581
New York Community Bancorp, Inc.	205,961	2,201,723
PacWest Bancorp	35,759	362,954
Pinnacle Financial Partners, Inc.	23,060	1,250,544
PNC Financial Services Group, Inc.	124,011	16,152,433
Popular, Inc.	21,664	1,300,057
Prosperity Bancshares, Inc.	26,941	1,687,045
Regions Financial Corp.	287,668	5,252,818
Synovus Financial Corp.	44,300	1,364,440
Truist Financial Corp.	409,493	13,341,282
U.S. Bancorp	425,958	14,601,840
Webster Financial Corp. (b)	53,178	1,983,539
Wells Fargo & Co.	1,181,771	46,975,397
Western Alliance Bancorp. (b)	12,623	468,566
Wintrust Financial Corp.	18,435	1,260,401
Zions Bancorp NA	45,302	1,262,114
		369,562,397
Capital Markets - 4.7%
Affiliated Managers Group, Inc. (b)	11,502	1,660,659
Ameriprise Financial, Inc.	11,720	3,576,006
Bank of New York Mellon Corp.	226,108	9,629,940
BlackRock, Inc. Class A	45,694	30,669,813
Carlyle Group LP	63,708	1,932,264
Cboe Global Markets, Inc.	32,580	4,551,426
Charles Schwab Corp.	208,374	10,885,458
CME Group, Inc.	110,474	20,522,755
Coinbase Global, Inc. (a)(b)	49,139	2,643,187
Evercore, Inc. Class A	11,219	1,279,751
Franklin Resources, Inc. (b)	87,807	2,360,252
Goldman Sachs Group, Inc.	101,043	34,702,208
Interactive Brokers Group, Inc.	28,573	2,224,408
Intercontinental Exchange, Inc.	169,975	18,515,377
Invesco Ltd.	114,903	1,968,288
Janus Henderson Group PLC (b)	41,849	1,085,982
Jefferies Financial Group, Inc. (b)	60,881	1,950,018
KKR & Co. LP (b)	176,043	9,342,602
Lazard Ltd. Class A (b)	25,471	797,242
Moody's Corp.	2,806	878,615
Morgan Stanley	379,802	34,170,786
Morningstar, Inc.	719	128,205
MSCI, Inc.	5,907	2,849,832
NASDAQ, Inc.	105,820	5,859,253
Northern Trust Corp.	63,260	4,944,402
Raymond James Financial, Inc.	55,106	4,988,746
Robinhood Markets, Inc. (a)(b)	175,811	1,555,927
S&P Global, Inc.	99,125	35,940,743
SEI Investments Co.	31,642	1,864,030
State Street Corp.	107,360	7,757,834
Stifel Financial Corp.	31,423	1,884,437
T. Rowe Price Group, Inc.	67,721	7,607,100
Tradeweb Markets, Inc. Class A	12,194	858,580
Virtu Financial, Inc. Class A	29,028	582,011
		272,168,137
Consumer Finance - 1.0%
Ally Financial, Inc. (b)	91,821	2,422,238
American Express Co.	171,740	27,708,532
Capital One Financial Corp.	117,222	11,405,701
Credit Acceptance Corp. (a)(b)	1,836	898,722
Discover Financial Services	82,090	8,493,852
OneMain Holdings, Inc. (b)	35,318	1,355,152
SLM Corp. (b)	73,676	1,106,614
SoFi Technologies, Inc. (a)(b)	247,907	1,544,461
Synchrony Financial	134,034	3,955,343
Upstart Holdings, Inc. (a)(b)	17,555	244,015
		59,134,630
Financial Services - 4.6%
Affirm Holdings, Inc. (a)(b)	68,068	671,150
Apollo Global Management, Inc.	35,424	2,245,527
Berkshire Hathaway, Inc. Class B (a)	555,809	182,611,036
Block, Inc. Class A (a)	165,043	10,032,964
Corebridge Financial, Inc. (b)	24,666	415,869
Equitable Holdings, Inc.	113,425	2,947,916
Euronet Worldwide, Inc. (a)	3,604	399,107
Fidelity National Information Services, Inc.	182,546	10,719,101
Fiserv, Inc. (a)	164,845	20,130,871
Global Payments, Inc.	80,366	9,058,052
MGIC Investment Corp.	90,876	1,351,326
PayPal Holdings, Inc. (a)	242,971	18,465,796
Rocket Companies, Inc. (a)(b)	15,209	135,512
TFS Financial Corp. (b)	15,500	186,620
The Western Union Co.	76,068	831,423
UWM Holdings Corp. Class A (b)	2,515	15,090
Voya Financial, Inc. (b)	29,949	2,290,500
WEX, Inc. (a)	3,696	655,486
		263,163,346
Insurance - 3.4%
AFLAC, Inc.	187,806	13,118,249
Allstate Corp.	81,363	9,418,581
American Financial Group, Inc.	20,704	2,541,002
American International Group, Inc.	228,872	12,139,371
Aon PLC	3,661	1,190,484
Arch Capital Group Ltd. (a)	73,579	5,523,576
Arthur J. Gallagher & Co.	56,741	11,805,532
Assurant, Inc.	15,374	1,893,001
Assured Guaranty Ltd.	17,721	954,630
Axis Capital Holdings Ltd.	23,941	1,353,624
Brighthouse Financial, Inc. (a)	20,854	921,747
Brown & Brown, Inc.	67,222	4,328,425
Chubb Ltd.	128,027	25,805,122
Cincinnati Financial Corp.	47,180	5,021,839
CNA Financial Corp.	8,388	326,377
Erie Indemnity Co. Class A (b)	2,006	435,964
Everest Re Group Ltd.	8,275	3,127,950
F&G Annuities & Life, Inc.	5,553	101,786
Fidelity National Financial, Inc. (b)	79,932	2,836,787
First American Financial Corp.	31,042	1,788,330
Globe Life, Inc.	27,518	2,986,253
Hanover Insurance Group, Inc.	10,891	1,302,128
Hartford Financial Services Group, Inc.	97,719	6,937,072
Kemper Corp.	19,544	950,816
Lincoln National Corp.	41,404	899,709
Loews Corp.	59,836	3,444,759
Markel Corp. (a)(b)	3,136	4,291,710
Marsh & McLennan Companies, Inc.	16,327	2,941,962
MetLife, Inc.	203,465	12,478,508
Old Republic International Corp.	85,911	2,170,971
Primerica, Inc. (b)	11,281	2,058,895
Principal Financial Group, Inc.	74,524	5,566,198
Progressive Corp.	23,380	3,189,032
Prudential Financial, Inc.	113,354	9,861,798
Reinsurance Group of America, Inc.	20,561	2,926,242
RenaissanceRe Holdings Ltd.	6,001	1,292,675
The Travelers Companies, Inc.	72,038	13,048,963
Unum Group	60,971	2,572,976
W.R. Berkley Corp.	63,353	3,732,759
White Mountains Insurance Group Ltd. (b)	769	1,101,316
Willis Towers Watson PLC	33,133	7,673,603
		196,060,722
Mortgage Real Estate Investment Trusts - 0.2%
AGNC Investment Corp. (b)	175,558	1,739,780
Annaly Capital Management, Inc. (b)	143,830	2,873,723
Rithm Capital Corp. (b)	133,211	1,087,002
Starwood Property Trust, Inc. (b)	89,872	1,607,810
		7,308,315
TOTAL FINANCIALS		1,167,397,547
HEALTH CARE - 16.4%
Biotechnology - 1.8%
Amgen, Inc.	26,320	6,309,957
Biogen, Inc. (a)	44,123	13,423,540
BioMarin Pharmaceutical, Inc. (a)	56,792	5,454,304
Exact Sciences Corp. (a)(b)	44,058	2,822,796
Exelixis, Inc. (a)	13,184	241,267
Gilead Sciences, Inc.	386,721	31,792,333
Horizon Therapeutics PLC (a)	4,769	530,122
Incyte Corp. (a)	7,580	564,028
Ionis Pharmaceuticals, Inc. (a)	3,557	125,811
Mirati Therapeutics, Inc. (a)	13,731	608,421
Moderna, Inc. (a)	96,080	12,768,071
Natera, Inc. (a)(b)	2,140	108,541
Regeneron Pharmaceuticals, Inc. (a)	27,269	21,864,012
Repligen Corp. (a)	4,901	743,139
Ultragenyx Pharmaceutical, Inc. (a)	4,540	198,262
United Therapeutics Corp. (a)	13,725	3,158,534
Vertex Pharmaceuticals, Inc. (a)	4,411	1,502,960
		102,216,098
Health Care Equipment & Supplies - 3.7%
Abbott Laboratories	458,541	50,655,024
Align Technology, Inc. (a)	6,037	1,963,836
Baxter International, Inc.	130,785	6,235,829
Becton, Dickinson & Co.	87,468	23,118,667
Boston Scientific Corp. (a)	439,553	22,909,502
Dentsply Sirona, Inc.	65,936	2,764,696
Enovis Corp. (a)(b)	15,578	907,419
Envista Holdings Corp. (a)(b)	50,081	1,927,618
GE Healthcare Holding LLC	106,157	8,634,810
Globus Medical, Inc. (a)	22,159	1,288,324
Hologic, Inc. (a)	74,847	6,437,590
ICU Medical, Inc. (a)(b)	5,052	955,535
Integra LifeSciences Holdings Corp. (a)	22,284	1,232,751
Intuitive Surgical, Inc. (a)	8,574	2,582,660
Masimo Corp. (a)	3,431	648,939
Medtronic PLC	411,766	37,450,118
QuidelOrtho Corp.	15,001	1,349,340
STERIS PLC (b)	30,713	5,790,936
Stryker Corp.	50,328	15,080,785
Tandem Diabetes Care, Inc. (a)	1,258	49,792
Teleflex, Inc.	14,439	3,934,916
The Cooper Companies, Inc.	14,952	5,703,440
Zimmer Biomet Holdings, Inc.	64,574	8,939,625
		210,562,152
Health Care Providers & Services - 2.9%
Acadia Healthcare Co., Inc. (a)	27,400	1,980,746
agilon health, Inc. (a)(b)	3,860	93,682
Amedisys, Inc. (a)	9,838	789,991
Cardinal Health, Inc.	79,301	6,510,612
Centene Corp. (a)	168,645	11,624,700
Chemed Corp.	2,895	1,595,869
Cigna Group	75,913	19,228,004
CVS Health Corp.	395,457	28,990,953
Elevance Health, Inc.	51,686	24,222,644
Encompass Health Corp.	30,132	1,932,968
Enhabit Home Health & Hospice (b)	15,153	185,624
HCA Holdings, Inc.	62,406	17,931,116
Henry Schein, Inc. (a)	41,603	3,361,938
Humana, Inc.	11,448	6,073,050
Laboratory Corp. of America Holdings	27,254	6,178,754
McKesson Corp.	33,929	12,358,299
Molina Healthcare, Inc. (a)	3,948	1,176,070
Oak Street Health, Inc. (a)	35,844	1,396,841
Premier, Inc.	36,221	1,207,246
Quest Diagnostics, Inc.	34,047	4,726,064
Tenet Healthcare Corp. (a)(b)	32,708	2,398,151
UnitedHealth Group, Inc.	25,934	12,761,862
Universal Health Services, Inc. Class B	19,092	2,870,482
		169,595,666
Health Care Technology - 0.0%
Certara, Inc. (a)(b)	12,661	306,016
Definitive Healthcare Corp. (a)(b)	5,014	53,650
Doximity, Inc. (a)(b)	18,369	675,061
Teladoc Health, Inc. (a)(b)	44,677	1,185,281
		2,220,008
Life Sciences Tools & Services - 2.2%
10X Genomics, Inc. (a)	2,949	154,616
Agilent Technologies, Inc.	9,287	1,257,738
Avantor, Inc. (a)	13,324	259,552
Azenta, Inc. (a)	21,020	914,160
Bio-Rad Laboratories, Inc. Class A (a)	6,579	2,965,747
Charles River Laboratories International, Inc. (a)	1,040	197,725
Danaher Corp.	185,867	44,033,751
Illumina, Inc. (a)	48,387	9,946,432
PerkinElmer, Inc.	38,818	5,065,361
QIAGEN NV (a)	69,801	3,113,823
Syneos Health, Inc. (a)	26,012	1,021,231
Thermo Fisher Scientific, Inc.	105,835	58,727,842
		127,657,978
Pharmaceuticals - 5.8%
Bristol-Myers Squibb Co.	656,110	43,808,465
Catalent, Inc. (a)	37,501	1,879,550
Elanco Animal Health, Inc. (a)	137,017	1,297,551
Eli Lilly & Co.	48,283	19,113,308
Jazz Pharmaceuticals PLC (a)	18,944	2,661,064
Johnson & Johnson	810,793	132,726,814
Merck & Co., Inc.	452,798	52,284,585
Organon & Co.	78,193	1,925,894
Perrigo Co. PLC	41,323	1,536,802
Pfizer, Inc.	1,741,237	67,716,707
Royalty Pharma PLC	114,461	4,023,304
Viatris, Inc.	372,906	3,479,213
		332,453,257
TOTAL HEALTH CARE		944,705,159
INDUSTRIALS - 10.7%
Aerospace & Defense - 2.5%
Axon Enterprise, Inc. (a)	4,698	989,916
BWX Technologies, Inc. (b)	17,138	1,106,772
Curtiss-Wright Corp.	11,783	2,001,107
General Dynamics Corp.	74,931	16,360,435
HEICO Corp. (b)	939	158,353
HEICO Corp. Class A	1,443	193,694
Hexcel Corp. (b)	25,786	1,858,655
Howmet Aerospace, Inc.	103,020	4,562,756
Huntington Ingalls Industries, Inc.	9,447	1,905,082
L3Harris Technologies, Inc.	58,500	11,416,275
Mercury Systems, Inc. (a)	15,137	721,581
Northrop Grumman Corp.	39,208	18,085,474
Raytheon Technologies Corp.	452,832	45,237,917
Spirit AeroSystems Holdings, Inc. Class A (b)	1,570	46,723
Textron, Inc.	64,175	4,295,875
The Boeing Co. (a)	117,613	24,320,016
TransDigm Group, Inc.	9,690	7,412,850
Woodward, Inc.	17,838	1,712,805
		142,386,286
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc. (b)	26,108	2,633,514
Expeditors International of Washington, Inc.	33,735	3,840,392
FedEx Corp.	72,009	16,402,210
GXO Logistics, Inc. (a)	28,960	1,538,645
United Parcel Service, Inc. Class B	24,458	4,397,793
		28,812,554
Building Products - 0.9%
A.O. Smith Corp. (b)	29,219	1,995,366
Allegion PLC	5,609	619,682
Armstrong World Industries, Inc.	5,881	403,789
Builders FirstSource, Inc. (a)	44,751	4,241,052
Carlisle Companies, Inc.	2,484	536,171
Carrier Global Corp.	257,262	10,758,697
Fortune Brands Home & Security, Inc. (b)	25,759	1,666,350
Hayward Holdings, Inc. (a)(b)	20,720	249,469
Johnson Controls International PLC	212,042	12,688,593
Lennox International, Inc.	9,831	2,771,457
Masco Corp.	65,727	3,517,052
MasterBrand, Inc.	25,757	207,859
Owens Corning	28,704	3,065,874
The AZEK Co., Inc. (a)	34,228	928,948
Trane Technologies PLC	29,636	5,506,665
		49,157,024
Commercial Services & Supplies - 0.3%
Cintas Corp.	1,785	813,549
Clean Harbors, Inc. (a)	15,685	2,276,835
Driven Brands Holdings, Inc. (a)	18,027	553,429
MSA Safety, Inc.	6,974	904,877
Republic Services, Inc.	59,415	8,592,597
Ritchie Bros. Auctioneers, Inc.	3,698	211,489
Rollins, Inc.	5,274	222,827
Stericycle, Inc. (a)	28,202	1,287,421
Tetra Tech, Inc.	9,530	1,318,666
Waste Management, Inc.	7,960	1,321,758
		17,503,448
Construction & Engineering - 0.2%
AECOM	38,050	3,160,053
MasTec, Inc. (a)	18,757	1,665,809
MDU Resources Group, Inc.	62,152	1,816,081
Quanta Services, Inc.	19,882	3,372,782
Valmont Industries, Inc.	5,566	1,617,257
Willscot Mobile Mini Holdings (a)(b)	29,290	1,329,766
		12,961,748
Electrical Equipment - 1.0%
Acuity Brands, Inc.	9,864	1,552,396
AMETEK, Inc.	70,922	9,782,271
Eaton Corp. PLC	122,951	20,547,571
Emerson Electric Co.	119,143	9,919,846
Hubbell, Inc. Class B (b)	16,478	4,437,855
nVent Electric PLC	50,831	2,131,344
Plug Power, Inc. (a)(b)	80,396	725,976
Regal Rexnord Corp.	20,035	2,607,756
Rockwell Automation, Inc.	11,490	3,256,381
Sensata Technologies, Inc. PLC	46,528	2,021,642
Sunrun, Inc. (a)(b)	64,089	1,348,433
Vertiv Holdings Co.	78,651	1,173,473
		59,504,944
Ground Transportation - 0.7%
Avis Budget Group, Inc. (a)	7,858	1,388,273
CSX Corp.	483,954	14,828,351
Hertz Global Holdings, Inc. (a)(b)	56,085	935,498
J.B. Hunt Transport Services, Inc.	2,764	484,502
Knight-Swift Transportation Holdings, Inc. Class A (b)	48,004	2,703,585
Landstar System, Inc.	1,196	210,532
Lyft, Inc. (a)	20,063	205,646
Norfolk Southern Corp.	70,008	14,213,724
RXO, Inc.	32,294	584,198
Ryder System, Inc.	14,948	1,183,284
Schneider National, Inc. Class B (b)	16,617	434,867
U-Haul Holding Co. (b)	3,445	210,352
U-Haul Holding Co. (non-vtg.) (b)	24,141	1,306,028
Uber Technologies, Inc. (a)	79,213	2,459,564
XPO, Inc. (a)(b)	29,104	1,285,815
		42,434,219
Industrial Conglomerates - 1.4%
3M Co.	169,819	18,038,174
General Electric Co.	315,177	31,193,068
Honeywell International, Inc.	146,582	29,292,947
		78,524,189
Machinery - 2.0%
AGCO Corp.	16,578	2,054,677
Allison Transmission Holdings, Inc. (b)	5,923	288,983
Caterpillar, Inc.	20,680	4,524,784
Crane Co. (b)	14,474	1,043,141
Crane Nxt Co. (b)	14,474	685,489
Cummins, Inc.	43,382	10,196,505
Donaldson Co., Inc.	31,099	1,976,341
Dover Corp.	43,111	6,301,104
ESAB Corp. (b)	17,439	1,017,740
Flowserve Corp. (b)	40,065	1,337,770
Fortive Corp.	108,984	6,875,801
Gates Industrial Corp. PLC (a)	33,198	447,177
Graco, Inc.	16,217	1,285,846
IDEX Corp.	19,218	3,965,058
Illinois Tool Works, Inc.	9,508	2,300,366
Ingersoll Rand, Inc.	125,025	7,128,926
ITT, Inc.	25,688	2,169,095
Middleby Corp. (a)	15,318	2,158,000
Nordson Corp.	13,482	2,916,291
Oshkosh Corp.	20,205	1,546,087
Otis Worldwide Corp.	112,676	9,611,263
PACCAR, Inc.	157,527	11,765,692
Parker Hannifin Corp.	30,453	9,893,571
Pentair PLC	50,631	2,940,648
Snap-On, Inc.	16,181	4,197,513
Stanley Black & Decker, Inc. (b)	45,443	3,923,549
Timken Co. (b)	18,818	1,446,163
Westinghouse Air Brake Tech Co.	55,711	5,441,293
Xylem, Inc.	47,410	4,923,054
		114,361,927
Marine Transportation - 0.0%
Kirby Corp. (a)(b)	18,368	1,319,557
Passenger Airlines - 0.3%
Alaska Air Group, Inc. (a)	38,500	1,673,210
American Airlines Group, Inc. (a)	198,756	2,711,032
Copa Holdings SA Class A	8,737	789,126
JetBlue Airways Corp. (a)(b)	98,691	704,654
Southwest Airlines Co.	182,268	5,520,898
United Airlines Holdings, Inc. (a)	100,382	4,396,732
		15,795,652
Professional Services - 0.7%
Automatic Data Processing, Inc.	10,548	2,320,560
Broadridge Financial Solutions, Inc.	3,304	480,435
CACI International, Inc. Class A (a)	7,128	2,233,345
Clarivate Analytics PLC (a)(b)	145,255	1,286,959
Concentrix Corp.	13,080	1,262,351
CoStar Group, Inc. (a)	106,391	8,186,787
Dun & Bradstreet Holdings, Inc.	77,360	864,111
Equifax, Inc.	18,705	3,897,748
FTI Consulting, Inc. (a)(b)	6,014	1,085,527
Genpact Ltd. (b)	25,916	1,154,558
Jacobs Solutions, Inc.	38,749	4,473,960
KBR, Inc. (b)	14,760	837,335
Leidos Holdings, Inc.	41,919	3,909,366
Manpower, Inc.	15,461	1,170,552
Robert Half International, Inc.	3,837	280,101
Science Applications International Corp. (b)	16,915	1,725,837
SS&C Technologies Holdings, Inc.	67,898	3,974,749
TransUnion Holding Co., Inc.	15,813	1,088,093
		40,232,374
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A	31,967	1,285,713
Core & Main, Inc. (a)(b)	14,848	386,939
MSC Industrial Direct Co., Inc. Class A	14,216	1,289,818
SiteOne Landscape Supply, Inc. (a)(b)	5,366	792,773
United Rentals, Inc.	11,628	4,198,987
Univar Solutions, Inc. (a)	49,474	1,756,327
Watsco, Inc. (b)	4,774	1,653,618
WESCO International, Inc.	6,456	929,664
		12,293,839
TOTAL INDUSTRIALS		615,287,761
INFORMATION TECHNOLOGY - 7.4%
Communications Equipment - 1.5%
Ciena Corp. (a)	45,339	2,087,408
Cisco Systems, Inc.	1,266,050	59,820,863
F5, Inc. (a)	18,321	2,461,610
Juniper Networks, Inc.	98,340	2,964,951
Lumentum Holdings, Inc. (a)	20,958	1,011,224
Motorola Solutions, Inc.	50,683	14,769,026
Ubiquiti, Inc. (b)	907	210,923
ViaSat, Inc. (a)(b)	22,348	782,850
		84,108,855
Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp. Class A	44,347	3,346,868
Arrow Electronics, Inc. (a)	16,968	1,941,648
Avnet, Inc.	27,981	1,154,496
Cognex Corp.	3,689	175,928
Coherent Corp. (a)(b)	30,741	1,049,498
Corning, Inc.	213,095	7,079,016
IPG Photonics Corp. (a)	10,032	1,153,479
Jabil, Inc.	7,367	575,731
Keysight Technologies, Inc. (a)	4,082	590,420
Littelfuse, Inc.	7,438	1,801,781
National Instruments Corp.	35,007	2,038,458
TD SYNNEX Corp.	14,366	1,279,149
Teledyne Technologies, Inc. (a)	14,252	5,906,029
Trimble, Inc. (a)	75,766	3,568,579
Vontier Corp.	18,312	496,805
Zebra Technologies Corp. Class A (a)	9,370	2,698,841
		34,856,726
IT Services - 0.8%
Akamai Technologies, Inc. (a)	47,670	3,907,510
Amdocs Ltd.	36,558	3,335,918
Cognizant Technology Solutions Corp. Class A	157,974	9,432,628
DXC Technology Co. (a)	70,782	1,688,151
GoDaddy, Inc. (a)	41,509	3,141,401
IBM Corp.	92,045	11,635,408
Kyndryl Holdings, Inc. (a)	62,885	909,317
Okta, Inc. (a)	40,222	2,756,414
Snowflake, Inc. (a)	6,109	904,621
Twilio, Inc. Class A (a)(b)	33,342	1,754,123
VeriSign, Inc. (a)	25,500	5,655,900
Wix.com Ltd. (a)	3,766	328,508
		45,449,899
Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc. (a)	105,490	9,427,641
Analog Devices, Inc.	124,445	22,385,167
Cirrus Logic, Inc. (a)	16,860	1,446,419
First Solar, Inc. (a)	32,691	5,968,723
GlobalFoundries, Inc. (a)	14,789	869,593
Intel Corp.	1,275,504	39,617,154
Marvell Technology, Inc.	261,238	10,313,676
Microchip Technology, Inc.	23,921	1,745,994
Micron Technology, Inc.	271,262	17,458,422
MKS Instruments, Inc.	17,631	1,478,712
onsemi (a)	50,211	3,613,184
Qorvo, Inc. (a)	30,656	2,822,804
Skyworks Solutions, Inc.	48,892	5,177,663
Teradyne, Inc.	4,482	409,565
Texas Instruments, Inc.	88,063	14,724,134
Wolfspeed, Inc. (a)(b)	37,892	1,763,873
		139,222,724
Software - 1.8%
ANSYS, Inc. (a)	12,662	3,974,855
Bill Holdings, Inc. (a)(b)	30,431	2,337,405
Black Knight, Inc. (a)	43,133	2,356,787
CCC Intelligent Solutions Holdings, Inc. Class A (a)(b)	32,166	279,201
Ceridian HCM Holding, Inc. (a)	34,109	2,165,239
Dolby Laboratories, Inc. Class A	18,210	1,523,995
DoubleVerify Holdings, Inc. (a)	3,467	101,999
Dropbox, Inc. Class A (a)	5,620	114,311
Gen Digital, Inc.	108,433	1,916,011
Guidewire Software, Inc. (a)	25,218	1,921,359
Informatica, Inc. (a)	9,373	144,907
Jamf Holding Corp. (a)	3,002	56,798
Manhattan Associates, Inc. (a)	7,311	1,211,286
nCino, Inc. (a)(b)	17,183	424,936
NCR Corp. (a)(b)	37,458	834,939
Nutanix, Inc. Class A (a)	33,848	811,675
Oracle Corp.	147,395	13,961,254
Paycor HCM, Inc. (a)(b)	18,698	439,403
Procore Technologies, Inc. (a)	6,126	327,190
Roper Technologies, Inc.	32,511	14,785,353
Salesforce, Inc. (a)	233,041	46,228,343
SentinelOne, Inc. (a)	17,450	280,422
Teradata Corp. (a)	14,420	558,198
Tyler Technologies, Inc. (a)	1,608	609,480
UiPath, Inc. Class A (a)	105,321	1,482,920
Unity Software, Inc. (a)(b)	23,756	640,699
VMware, Inc. Class A (a)	33,734	4,217,762
Zoom Video Communications, Inc. Class A (a)	37,506	2,303,994
		106,010,721
Technology Hardware, Storage & Peripherals - 0.3%
Dell Technologies, Inc.	61,577	2,677,984
Hewlett Packard Enterprise Co.	395,613	5,665,178
HP, Inc.	163,628	4,861,388
Western Digital Corp. (a)	97,822	3,368,990
		16,573,540
TOTAL INFORMATION TECHNOLOGY		426,222,465
MATERIALS - 4.3%
Chemicals - 2.6%
Air Products & Chemicals, Inc.	68,200	20,075,352
Albemarle Corp.	17,471	3,240,172
Ashland, Inc.	15,585	1,583,592
Axalta Coating Systems Ltd. (a)	51,433	1,623,740
Celanese Corp. Class A	33,327	3,540,660
Corteva, Inc.	220,216	13,459,602
Dow, Inc. (b)	216,816	11,794,790
DuPont de Nemours, Inc.	141,182	9,843,209
Eastman Chemical Co.	36,802	3,101,305
Ecolab, Inc.	8,937	1,499,986
Element Solutions, Inc.	69,371	1,259,084
FMC Corp.	25,506	3,152,031
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	217,650	265,533
Huntsman Corp.	56,095	1,502,785
International Flavors & Fragrances, Inc.	78,444	7,605,930
Linde PLC	120,244	44,424,146
LyondellBasell Industries NV Class A	79,095	7,483,178
NewMarket Corp.	1,762	704,095
Olin Corp.	37,515	2,078,331
PPG Industries, Inc.	34,018	4,771,365
RPM International, Inc. (b)	37,270	3,057,258
The Chemours Co. LLC (b)	17,991	522,998
The Mosaic Co.	91,787	3,933,073
The Scotts Miracle-Gro Co. Class A (b)	8,172	545,971
Westlake Corp. (b)	10,155	1,155,436
		152,223,622
Construction Materials - 0.2%
Eagle Materials, Inc.	1,870	277,153
Martin Marietta Materials, Inc.	17,456	6,340,019
Vulcan Materials Co.	20,863	3,653,529
		10,270,701
Containers & Packaging - 0.5%
Amcor PLC	456,403	5,006,741
Aptargroup, Inc.	20,148	2,387,739
Ardagh Group SA (a)	5,448	39,117
Ardagh Metal Packaging SA (b)	31,182	127,223
Avery Dennison Corp.	9,647	1,683,209
Ball Corp.	57,136	3,038,492
Berry Global Group, Inc.	19,330	1,117,467
Crown Holdings, Inc.	4,214	361,477
Graphic Packaging Holding Co.	21,549	531,398
International Paper Co.	109,299	3,618,890
Packaging Corp. of America	28,081	3,798,236
Silgan Holdings, Inc.	25,872	1,274,455
Sonoco Products Co.	29,940	1,814,963
WestRock Co.	77,987	2,334,151
		27,133,558
Metals & Mining - 1.0%
Alcoa Corp.	54,400	2,020,416
Cleveland-Cliffs, Inc. (a)(b)	157,247	2,418,459
Freeport-McMoRan, Inc.	439,010	16,642,869
Newmont Corp.	244,657	11,596,742
Nucor Corp. (b)	78,925	11,695,107
Reliance Steel & Aluminum Co.	17,970	4,452,966
Royal Gold, Inc. (b)	18,854	2,497,024
Southern Copper Corp. (b)	8,988	690,548
SSR Mining, Inc. (b)	63,386	907,688
Steel Dynamics, Inc.	51,233	5,325,670
United States Steel Corp. (b)	69,090	1,580,779
		59,828,268
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	19,747	1,179,686
TOTAL MATERIALS		250,635,835
REAL ESTATE - 4.5%
Equity Real Estate Investment Trusts (REITs) - 4.3%
Alexandria Real Estate Equities, Inc.	52,874	6,565,893
American Homes 4 Rent Class A (b)	94,716	3,150,254
American Tower Corp.	33,304	6,807,005
Americold Realty Trust	82,707	2,447,300
Apartment Income (REIT) Corp.	42,333	1,565,474
AvalonBay Communities, Inc.	42,990	7,754,106
Boston Properties, Inc.	48,229	2,573,499
Brixmor Property Group, Inc.	91,783	1,957,731
Camden Property Trust (SBI)	29,222	3,215,881
Cousins Properties, Inc. (b)	46,469	1,013,489
CubeSmart	68,783	3,128,939
Digital Realty Trust, Inc.	88,306	8,755,540
Douglas Emmett, Inc.	52,005	669,824
EastGroup Properties, Inc.	12,657	2,108,150
EPR Properties	22,779	955,807
Equinix, Inc.	6,998	5,067,112
Equity Lifestyle Properties, Inc.	21,150	1,457,235
Equity Residential (SBI)	113,979	7,209,172
Essex Property Trust, Inc.	19,778	4,345,820
Extra Space Storage, Inc.	35,927	5,462,341
Federal Realty Investment Trust (SBI)	24,699	2,442,484
First Industrial Realty Trust, Inc.	40,536	2,126,924
Gaming & Leisure Properties	75,135	3,907,020
Healthcare Trust of America, Inc.	116,669	2,307,713
Healthpeak Properties, Inc.	168,173	3,694,761
Highwoods Properties, Inc. (SBI)	31,962	732,569
Host Hotels & Resorts, Inc.	217,852	3,522,667
Hudson Pacific Properties, Inc.	42,329	235,349
Invitation Homes, Inc.	187,817	6,267,453
Iron Mountain, Inc.	22,299	1,231,797
JBG SMITH Properties	32,874	469,112
Kilroy Realty Corp.	35,760	1,045,622
Kimco Realty Corp.	185,871	3,566,864
Lamar Advertising Co. Class A	3,193	337,436
Life Storage, Inc.	25,886	3,478,561
Medical Properties Trust, Inc. (b)	182,747	1,602,691
Mid-America Apartment Communities, Inc.	35,333	5,434,215
National Retail Properties, Inc.	55,688	2,422,428
National Storage Affiliates Trust	26,122	1,007,003
Omega Healthcare Investors, Inc.	72,314	1,935,123
Park Hotels & Resorts, Inc.	68,585	826,449
Prologis (REIT), Inc.	283,589	35,519,522
Public Storage	9,915	2,923,239
Rayonier, Inc.	44,831	1,405,900
Realty Income Corp.	193,181	12,139,494
Regency Centers Corp.	52,731	3,239,265
Rexford Industrial Realty, Inc.	60,165	3,355,402
SBA Communications Corp. Class A	25,341	6,611,213
Simon Property Group, Inc.	51,712	5,860,004
SL Green Realty Corp. (b)	19,697	466,228
Spirit Realty Capital, Inc.	42,819	1,646,819
Sun Communities, Inc.	37,440	5,201,539
UDR, Inc.	100,886	4,169,618
Ventas, Inc.	122,874	5,904,096
VICI Properties, Inc.	308,593	10,473,646
Vornado Realty Trust	54,292	814,923
Welltower, Inc.	145,612	11,535,383
Weyerhaeuser Co.	226,492	6,774,376
WP Carey, Inc.	64,244	4,766,905
		247,612,385
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	49,678	3,808,315
Howard Hughes Corp. (a)	11,273	872,192
Jones Lang LaSalle, Inc. (a)	14,690	2,042,498
Opendoor Technologies, Inc. (a)(b)	104,278	143,904
WeWork, Inc. (a)(b)	63,570	26,795
Zillow Group, Inc.:
Class A (a)	15,899	680,159
Class C (a)(b)	45,992	2,002,492
		9,576,355
TOTAL REAL ESTATE		257,188,740
UTILITIES - 5.6%
Electric Utilities - 3.6%
Alliant Energy Corp.	77,144	4,253,720
American Electric Power Co., Inc.	158,347	14,634,430
Avangrid, Inc. (b)	21,804	877,829
Constellation Energy Corp.	100,516	7,779,938
Duke Energy Corp.	237,190	23,453,347
Edison International	115,729	8,517,654
Entergy Corp.	62,484	6,722,029
Evergy, Inc.	68,416	4,249,318
Eversource Energy	106,075	8,232,481
Exelon Corp.	305,775	12,977,091
FirstEnergy Corp.	167,144	6,652,331
Hawaiian Electric Industries, Inc.	33,471	1,312,398
IDACORP, Inc.	15,485	1,720,693
NextEra Energy, Inc.	611,824	46,884,073
NRG Energy, Inc.	65,303	2,231,404
OGE Energy Corp.	61,446	2,306,683
PG&E Corp. (a)	506,774	8,670,903
Pinnacle West Capital Corp.	34,739	2,725,622
PPL Corp.	226,841	6,514,874
Southern Co.	334,975	24,637,411
Xcel Energy, Inc.	167,876	11,736,211
		207,090,440
Gas Utilities - 0.2%
Atmos Energy Corp.	43,737	4,992,141
National Fuel Gas Co.	24,785	1,385,482
UGI Corp.	64,421	2,182,583
		8,560,206
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp. (b)	39,289	1,312,645
The AES Corp.	168,369	3,983,611
Vistra Corp.	51,137	1,220,129
		6,516,385
Multi-Utilities - 1.5%
Ameren Corp.	79,220	7,048,203
CenterPoint Energy, Inc.	193,938	5,909,291
CMS Energy Corp.	89,111	5,548,051
Consolidated Edison, Inc.	109,241	10,756,961
Dominion Energy, Inc.	256,354	14,648,068
DTE Energy Co.	59,380	6,674,906
NiSource, Inc.	124,964	3,556,475
Public Service Enterprise Group, Inc.	153,273	9,686,854
Sempra Energy	96,885	15,064,649
WEC Energy Group, Inc.	97,141	9,342,050
		88,235,508
Water Utilities - 0.2%
American Water Works Co., Inc.	59,392	8,804,864
Essential Utilities, Inc.	71,210	3,040,667
		11,845,531
TOTAL UTILITIES		322,248,070
TOTAL COMMON STOCKS (Cost $4,409,092,938)		5,737,357,062

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (d) (Cost $992,523)	1,000,000	991,947

Money Market Funds - 3.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.88% (e)	38,752,354	38,760,105
Fidelity Securities Lending Cash Central Fund 4.88% (e)(f)	149,649,256	149,664,221
TOTAL MONEY MARKET FUNDS (Cost $188,423,950)		188,424,326

TOTAL INVESTMENT IN SECURITIES - 102.8% (Cost $4,598,509,411)	5,926,773,335
NET OTHER ASSETS (LIABILITIES) - (2.8)% (g)	(162,360,861)
NET ASSETS - 100.0%	5,764,412,474

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	67	Jun 2023	14,031,475	763,100	763,100
CME E-mini S&P MidCap 400 Index Contracts (United States)	61	Jun 2023	15,253,660	427,974	427,974

TOTAL FUTURES CONTRACTS					1,191,074
The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $991,947.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $1,679,116 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	26,168,658	423,650,096	411,058,649	279,362	-	-	38,760,105	0.1%
Fidelity Securities Lending Cash Central Fund 4.88%	159,869,302	210,198,137	220,403,218	457,321	-	-	149,664,221	0.5%
Total	186,037,960	633,848,233	631,461,867	736,683	-	-	188,424,326

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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